Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Concentrations [Abstract]
CONCENTRATIONS

13. CONCENTRATIONS

For the six months ended June 30, 2022 and 2021, the Company had four major customers who represented approximately 45% and 54% of total revenue, respectively.  At June 30, 2022 and December 31, 2021, accounts receivable from five and four customers, represented approximately 64% and 58% of total accounts receivable, respectively.  The customers comprising the concentrations within the accounts receivable are not the same customers that comprise the concentrations with the revenues discussed above.

14.	CONCENTRATIONS

For the year ended December 31, 2021 and 2020, the Company had three and two major customers that represented approximately 49% and 34% of total revenue, respectively.  At December 31, 2021 and December 31, 2020, accounts receivable from three and two customers, represented approximately 57% and 32% of total accounts receivable, respectively.  The customers comprising the concentrations within the accounts receivable are not the same customers that comprise the concentrations with the revenues discussed above.